PROVISIONS AND CONTINGENT LIABILITIES - Summary of movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 10	$ 8
Arising during the year	9	2
Balance at end of the year	19	10
Non-current	9	4
Current	10	6
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	5	3
Arising during the year	3	2
Balance at end of the year	8	5
Non-current	0	0
Current	8	5
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	4	3
Arising during the year	5	1
Balance at end of the year	9	4
Non-current	9	4
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	1	2
Arising during the year	0	(1)
Balance at end of the year	1	1
Non-current	0	0
Current	1	1
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	0
Arising during the year	1
Balance at end of the year	1	$ 0
Non-current	0
Current	$ 1